Fair Value Measurements Carrying and Fair Value Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	$ 2,999.4		$ 2,630.5
OG&E Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	2,854.3		2,385.5
Long-Term Debt, Fair Value	3,242.8		2,657.2
OG&E Industrial Authority Bonds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	135.4		135.4
Long-Term Debt, Fair Value	135.4		135.4
OG&E Tinker Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt	9.7		9.9
Long-Term Debt, Fair Value	9.8		11.3
OGE Energy Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total long-term debt		$ 0.0	99.7
Long-Term Debt, Fair Value		$ 0.0	99.9
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 0.0		$ 0.0